Document and Entity Information	Mar. 26, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001971543
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity Registrant Name	Mural Oncology plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-41837
Entity Tax Identification Number	98-1748617
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
City Area Code	353
Local Phone Number	1-905-8020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01
Trading Symbol	MURA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false